RELATED PARTY - Key management compensation (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Executive wages, salaries and benefits	$ 7,253,863	$ 7,464,071	$ 6,267,936
Director allowances	1,512,500	1,479,420	1,512,000
Benefit accrued in the last five years and paid during the fiscal year	254,240	297,072	305,674
Benefit from termination of contracts		115,341	54,819
Total	$ 9,020,603	$ 9,355,904	$ 8,140,429